Financial Instruments - Maturity Analysis of Derivative Financial Liabilities (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 175,141
Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	80,397
Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,920
Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	90,824
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	95,157
Less than 1 year [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	72,048
Less than 1 year [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,750
Less than 1 year [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	19,359
1 year - 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	79,984
1 year - 5 years [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	8,349
1 year - 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	170
1 year - 5 years [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	71,465
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
After 5 years [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
After 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
After 5 years [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 0